COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		12 Months Ended
	Jul. 02, 2023	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Finance lease, weighted average discount rate		7.40%	6.80%
Finance lease, weighted average remaining lease term (year)		1 year 3 months 18 days	2 years 3 months 3 days
Operating lease, weighted average discount rate			12.00%
Operating lease payments		$ 443,000	$ 418,000
Finance lease payments		72,000	$ 56,000
SynCardia Medical (Beijing) [Member]
Lessee, Lease, Description [Line Items]
General and administrative expense		540,000
SynCardia Medical (Beijing) [Member] | Non-controlling Owner [Member]
Lessee, Lease, Description [Line Items]
Payments to acquire interest in subsidiaries and affiliates	$ 2,850,000
Ownership percentage, noncontrolling owner	40.00%
SynCardia Medical (Beijing) [Member] | Picard Medical [Member]
Lessee, Lease, Description [Line Items]
Ownership percentage, parent	60.00%
Tucson, Arizona Lease [Member]
Lessee, Lease, Description [Line Items]
Operating lease monthly payments		$ 34,000
Operating lease, annual rent increase		2.50%
Operating lease, weighted average discount rate		12.00%
Operating lease, weighted average remaining lease term (year)		1 year	1 year 11 months 12 days